Investments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Investments [Abstract]
Schedule of changes in investments

	Balance as of January 1, 2025	Equity in earnings	Capital decrease	Dividends and JCP	Other (a)	Balance as of December 31, 2025
Joint Ventures
Voltalia São Miguel do Gostoso I	116,225	(7,520)	—	—	—	108,705
Voltalia São Miguel do Gostoso – authorization rights	8,203	—	—	—	(367)	7,836
Caiuá	138,698	13,472	—	(23,723)	—	128,447
Integração Maranhense	214,474	18,591	—	(13,449)	—	219,616
Matrinchã	1,029,198	91,655	—	(83,479)	—	1,037,374
Guaraciaba	517,914	31,955	—	(5,474)	—	544,395
Paranaíba	313,606	30,265	—	(16,227)	—	327,644
Mata de Santa Genebra	695,051	23,057	—	(34,580)	(683,528)	—
Cantareira	486,919	13,642	—	(74,860)	—	425,701
Solar Paraná (Note 37.4)	7,335	480	(294)	(270)	(7,251)	—
	3,527,623	215,597	(294)	(252,062)	(691,146)	2,799,718
Associates
Dona Francisca Energética	34,725	5,694	—	(5,811)	—	34,608
Foz do Chopim Energética	15,146	18,706	—	(19,618)	—	14,234
	49,871	24,400	—	(25,429)	—	48,842
Investment property	443	—	—	—	(1)	442
	3,577,937	239,997	(294)	(277,491)	(691,147)	2,849,002
(a) Amortization of the authorization right, as well as effects of the business combination that resulted in the reclassification of Mata de Santa Genebra from Joint Venture to Subsidiary (Note 1.2) and reclassification of investment to held for sale (Note 37.4).
JCP – Interest on equity

	Balance as of January 1, 2024	Equity in earnings	Capital decrease	Dividends and JCP	Other (a)	Balance as of December 31, 2024
Joint Ventures
Voltalia São Miguel do Gostoso I	117,484	(1,259)	—	—	—	116,225
Voltalia São Miguel do Gostoso - authorization rights	8,570	—	—	—	(367)	8,203
Caiuá	133,074	12,641	—	(7,017)	—	138,698
Integração Maranhense	212,060	18,623	—	(16,209)	—	214,474
Matrinchã	994,999	79,117	—	(44,918)	—	1,029,198
Guaraciaba	492,083	31,193	—	(5,362)	—	517,914
Paranaíba	292,022	29,908	—	(8,324)	—	313,606
Mata de Santa Genebra	736,685	48,533	(37,129)	(53,038)	—	695,051
Cantareira	468,311	42,448	—	(23,840)	—	486,919
Solar Paraná	7,209	215	—	(89)	—	7,335
	3,462,497	261,419	(37,129)	(158,797)	(367)	3,527,623
Associates
Dona Francisca Energética	30,812	5,354	—	(1,441)	—	34,725
Foz do Chopim Energética	16,113	14,431	—	(15,398)	—	15,146
Other	1,931	(2)	—	—	(1,929)	—
	48,856	19,783	—	(16,839)	(1,929)	49,871
Investment property	444	—	—	—	(1)	443
	3,511,797	281,202	(37,129)	(175,636)	(2,297)	3,577,937
(a) Amortization of authorization rights and sale of Carbocampel.

Schedule of summarized financial information

	Elejor
	12.31.2025	12.31.2024
ASSETS	717,867	748,720
Current assets	115,667	124,996
Noncurrent assets	602,200	623,724
LIABILITIES	717,867	748,720
Current liabilities	114,524	114,110
Noncurrent liabilities	730,149	760,550
Equity	(126,806)	(125,940)

	Elejor
	12.31.2025	12.31.2024	12.31.2023
STATEMENT OF INCOME
Net operating revenue	153,989	91,418	140,757
Operating costs and expenses	(94,480)	(102,299)	(92,793)
Financial results	(62,923)	(124,476)	(43,569)
Income tax and social contribution	1,165	46,029	(1,487)
Net income (loss)	(2,249)	(89,328)	2,908
Other comprehensive income	1,385	(475)	(4,206)
Total comprehensive income	(864)	(89,803)	(1,298)
STATEMENTS OF CASH FLOWS
Cash flows from operating activities	(6,433)	(58,715)	(14,772)
Cash flows from investing activities	(10,867)	(10,747)	(4,600)
TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	(17,300)	(69,462)	(19,372)
Cash and cash equivalents at the beginning of the year	97,082	166,544	185,916
Cash and cash equivalents at the end of the year	79,782	97,082	166,544
CHANGE IN CASH AND CASH EQUIVALENTS	(17,300)	(69,462)	(19,372)

Schedule of changes in equity attributable to non-controlling shareholders

	Compagas 49%	Elejor 30%	UEG Araucária 18.8%	Total
Balance as of January 1, 2024	255,677	(10,841)	60,678	305,514
Net income (loss)	23,823	(26,800)	(7,284)	(10,261)
Other comprehensive income	—	(142)	—	(142)
Dividends	(33,695)	—	—	(33,695)
Investment disposal	(245,805)	—	(53,394)	(299,199)
Balance as of December 31, 2024	—	(37,783)	—	(37,783)
Net income (loss)	—	(675)	—	(675)
Other comprehensive income	—	417	—	417
Balance as of December 31, 2025	—	(38,041)	—	(38,041)

Schedule of summarized information on the main joint ventures

Balance as of December 31, 2025	Voltalia	Caiuá	Integração Maranhense	Matrinchã	Guaraciaba	Paranaíba	Cantareira
ASSETS	221,874	357,733	610,819	3,004,036	1,650,622	2,126,903	1,779,488
Current assets	7,083	68,270	82,980	376,271	221,929	255,911	185,093
Cash and cash equivalents	6,870	37,067	19,209	38,985	40,564	40,099	20,775
Other current assets	213	31,203	63,771	337,286	181,365	215,812	164,318
Noncurrent assets	214,791	289,463	527,839	2,627,765	1,428,693	1,870,992	1,594,395
LIABILITIES	221,874	357,733	610,819	3,004,036	1,650,622	2,126,903	1,779,488
Current liabilities	26	54,746	21,403	146,226	126,415	131,909	203,753
Financial liabilities	—	5,866	8,264	97,033	57,172	77,602	50,426
Other current liabilities	26	48,880	13,139	49,193	69,243	54,307	153,327
Noncurrent liabilities	—	28,377	141,223	740,718	413,196	657,677	706,955
Financial liabilities	—	12,574	17,703	374,934	269,982	289,440	338,769
Other noncurrent liabilities	—	15,803	123,520	365,784	143,214	368,237	368,186
Equity	221,848	274,610	448,193	2,117,092	1,111,011	1,337,317	868,780
STATEMENT OF INCOME
Net operating revenue	—	36,329	57,751	314,494	157,931	232,406	91,979
Operating costs and expenses	(114)	(6,870)	(10,057)	(39,620)	(23,742)	(25,497)	(11,395)
Interest expenses	(2)	(2,249)	(3,329)	(60,582)	(39,476)	(43,407)	(44,149)
Financial income and other financial expenses	1,042	4,078	2,250	19,166	9,603	9,482	4,969
Equity in earnings of investees	(16,621)	—	—	—	—	—	—
Income tax and social contribution	(280)	12,567	(8,673)	(46,406)	(39,102)	(49,454)	(13,562)
Net income (loss)	(15,975)	43,855	37,942	187,052	65,214	123,530	27,842
Other comprehensive income	—	—	—	—	—	—	—
Total comprehensive income	(15,975)	43,855	37,942	187,052	65,214	123,530	27,842
Investment interest – %	49.0	49.0	49.0	49.0	49.0	24.5	49.0
Investment book value	108,705	134,559	219,616	1,037,374	544,395	327,644	425,701

Balance as of December 31, 2024	Voltaria	Caiuá	Integração Maranhense	Matrinchã	Guaraciaba	Paranaíba	Mata de Santa Genebra	Cantareira
ASSETS	237,464	344,626	598,513	3,017,103	1,622,959	2,097,314	3,747,356	1,831,108
Current assets	9,567	47,085	71,991	414,369	218,490	258,995	559,575	184,550
Cash and cash equivalents	9,142	17,119	11,248	94,290	48,521	51,417	20,964	18,432
Other current assets	425	29,966	60,743	320,079	169,969	207,578	538,611	166,118
Noncurrent assets	227,897	297,541	526,522	2,602,734	1,404,469	1,838,319	3,187,781	1,646,558
LIABILITIES	237,464	344,626	598,513	3,017,103	1,622,959	2,097,314	3,747,356	1,831,108
Current liabilities	273	20,660	18,337	135,403	139,960	128,717	121,565	85,003
Financial liabilities	—	5,735	8,080	97,571	61,058	73,612	87,054	45,666
Other current liabilities	273	14,925	10,257	37,832	78,902	55,105	34,511	39,337
Noncurrent liabilities	—	40,911	142,477	781,295	426,030	688,575	2,238,465	752,391
Financial liabilities	—	17,921	25,231	446,594	307,648	354,756	1,696,683	375,612
Other noncurrent liabilities	—	22,990	117,246	334,701	118,382	333,819	541,782	376,779
Equity	237,191	283,055	437,699	2,100,405	1,056,969	1,280,022	1,387,326	993,714
STATEMENT OF INCOME
Net operating revenue	—	37,505	61,094	333,128	167,286	238,796	391,009	178,483
Operating costs and expenses	(94)	(7,875)	(12,148)	(80,106)	(36,486)	(28,129)	(69,978)	(10,429)
Interest expenses	—	(2,398)	(3,489)	(62,453)	(39,522)	(46,671)	(114,310)	(42,033)
Financial income and other financial expenses	964	2,542	2,177	18,123	8,226	7,765	(59,962)	4,578
Equity in earnings of investees	(3,273)	—	—	—	—	—	—	—
Income tax and social contribution	(266)	(3,977)	(9,629)	(47,228)	(35,843)	(49,686)	(49,887)	(43,969)
Net income (loss)	(2,669)	25,797	38,005	161,464	63,661	122,075	96,872	86,630
Other comprehensive income	—	—	—	—	—	—	—	—
Total comprehensive income	(2,669)	25,797	38,005	161,464	63,661	122,075	96,872	86,630
Investment interest - %	49.0%	49.0%	49.0%	49.0%	49.0%	24.5%	50.1%	49.0%
Investment book value	116,225	138,698	214,474	1,029,198	517,914	313,606	695,051	486,919

Balance as of December 31, 2023	Voltalia	Caiuá	Integração Maranhense	Matrinchã	Guaraciaba	Paranaíba	Mata de Santa Genebra	Cantareira
STATEMENT OF INCOME
Net operating revenue	—	36,562	63,370	313,948	165,557	282,153	393,463	177,852
Operating costs and expenses	(83)	(7,069)	1,051	(42,853)	(25,321)	(19,808)	(64,658)	(8,992)
Interest expenses	—	(2,817)	(4,236)	(70,612)	(43,496)	(58,254)	(117,202)	(39,969)
Financial income and other financial expenses	1,236	2,437	3,970	22,390	8,472	9,899	(36,378)	8,354
Equity in earnings of investees	2,220	—	—	—	—	—	—	—
Income tax and social contribution	(298)	(4,088)	(14,735)	(64,724)	(42,209)	(65,954)	(58,933)	(46,300)
Net income	3,075	25,025	49,420	158,149	63,003	148,036	116,292	90,945
Other comprehensive income	—	—	—	—	—	—	—	—
Total comprehensive income	3,075	25,025	49,420	158,149	63,003	148,036	116,292	90,945
As of December 31, 2025, Copel participation in the commitments assumed by its joint ventures amounted to R$22,602 (R$194,900 on December 31, 2024) while contingent liabilities classified as a possible loss amounted to R$114,902 (R$265,270 on December 31, 2024).

Schedule of summarized information of the main associates

	Dona Francisca		Foz do Chopim
	12.31.2025	12.31.2024	12.31.2025	12.31.2024
ASSETS	166,414	171,926	41,838	44,234
Current assets	16,229	18,939	8,723	8,726
Noncurrent assets	150,185	152,987	33,115	35,508
LIABILITIES	166,414	171,926	41,838	44,234
Current liabilities	15,060	17,967	2,043	1,888
Noncurrent liabilities	1,062	3,158	—	—
Equity	150,292	150,801	39,795	42,346
Investment interest – %	23.03	23.03	35.77	35.77
Investment book value	34,608	34,725	14,234	15,146

	Dona Francisca			Foz do Chopim
	12.31.2025	12.31.2024	12.31.2023	12.31.2025	12.31.2024	12.31.2023
STATEMENT OF INCOME
Net operating revenue	66,174	66,349	66,166	69,988	53,431	60,593
Depreciation and amortization	(8,382)	(8,812)	(11,026)	(2,752)	(2,692)	(2,634)
Other operating costs and expenses	(30,767)	(30,460)	(25,884)	(12,959)	(8,967)	(9,610)
Financial results	445	(1,281)	(3,456)	354	394	207
Income tax and social contribution	(2,744)	(2,549)	(2,557)	(2,336)	(1,820)	(2,009)
Net income	24,726	23,247	23,243	52,295	40,346	46,547
Other comprehensive income	—	—	—	—	—	—
Total comprehensive income	24,726	23,247	23,243	52,295	40,346	46,547